Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Earnings (Loss) Per Share [Abstract]
Earnings (loss) per share
18.	Earnings (loss) per share

The calculation of basic earnings (loss) per share is based on the income (loss) attributable to ordinary shareholders of the Company and weighted-average number of ordinary shares outstanding for the years ended December 31, 2023, 2024 and 2025.

Diluted earnings (loss) per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective periods. For the year ended December 31, 2025, the warrants issued for a weighted average number of 2,348,554 shares could potentially dilute earnings per share but were not included in the computation of diluted net income per share as their effect would have been anti-dilutive.

The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share computations:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Earnings (loss) attributable to ordinary shareholders of the Company	(252,823,772)	(113,187,048)	135,466,040
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	5,888,507	8,049,592	19,858,117
Basic earnings (loss) per share	(42.94)	(14.06)	6.82

Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation	(252,823,772)	(113,187,048)	135,466,040
Weighted average number of ordinary shares outstanding diluted earnings (loss) per share calculation	5,888,507	8,049,592	19,858,117
Adjusted for:
- incremental shares issuable related to options issued	—	—	4,044
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	5,888,507	8,049,592	19,862,161
Diluted earnings (loss) per share	(42.94)	(14.06)	6.82